INCOME TAX (Schedule of Profit (Loss) Before Taxes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit (loss) before taxes
Local	$ 211,122	$ 242,879	$ 588,453
Foreign	29,261	(25,452)	(3,611)
Total profit (loss) before taxes	$ 240,383	$ 217,427	$ 584,842